Vessel Operating and Voyage Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Vessel Operating and Voyage Expenses [Abstract]
Voyage Expenses
The amounts in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
Voyage expenses	2022	2023	2024
Brokerage commissions	—	137,344	312,605
Brokerage commissions- related party	195,472	279,719	418,070
Port & other expenses	23,594	422,115	273,152
Bunkers consumption	—	1,659,761	589,412
Loss on bunkers	—	6,213	1,512
Total Voyage expenses	$219,066	$2,505,152	$1,594,751

Vessel Operating Expenses
	Year ended December 31,	Year ended December 31,	Year ended December 31,
Vessel Operating Expenses	2022	2023	2024
Crew & crew related costs	2,775,370	5,322,589	6,169,695
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	820,404	1,910,363	1,514,348
Lubricants	165,606	316,672	221,788
Insurance	201,926	373,244	412,407
Tonnage taxes	41,930	59,300	66,392
Other	317,045	1,410,792	915,769
Total Vessel operating expenses	$4,322,281	$9,392,960	$9,300,399